Major Group Investments - Direct and Indirect - Schedule of Major Group Investments - Direct and Indirect (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Abosso Goldfields Limited [member] | Class A Shares [member]
Disclosure of subsidiaries [line items]
Shares held	49,734,000	49,734,000
Group beneficial interest	90.00%	90.00%
Abosso Goldfields Limited [member] | Class B Shares [member]
Disclosure of subsidiaries [line items]
Shares held	4,266,000	4,266,000
Group beneficial interest	90.00%	90.00%
Agnew Gold Mining Company Proprietary Limited [member]
Disclosure of subsidiaries [line items]
Shares held	54,924,757	54,924,757
Group beneficial interest	100.00%	100.00%
Beatrix Mines Limited [member]
Disclosure of subsidiaries [line items]
Shares held		96,549,020
Group beneficial interest		100.00%
Beatrix Mining Ventures Limited [member]
Disclosure of subsidiaries [line items]
Shares held		9,625,001
Group beneficial interest		100.00%
Darlot Mining Company Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Shares held	1	1
Group beneficial interest	100.00%	100.00%
Driefontein Consolidated (Pty) Ltd [member]
Disclosure of subsidiaries [line items]
Shares held		1,000
Group beneficial interest		100.00%
GFI Joint Venture Holdings (Proprietary) Limited [Member]
Disclosure of subsidiaries [line items]
Shares held	311,668,564	311,668,564
Group beneficial interest	100.00%	100.00%
GFL Mining Services Limited [member]
Disclosure of subsidiaries [line items]
Shares held	235,676,387	235,676,387
Group beneficial interest	100.00%	100.00%
Gold Fields Ghana Limited [member]
Disclosure of subsidiaries [line items]
Shares held	900	900
Group beneficial interest	90.00%	90.00%
Gold Fields Group Services (Pty) Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	1	1
Group beneficial interest	100.00%	100.00%
Gold Fields Holdings Company BVI Limited [member]
Disclosure of subsidiaries [line items]
Shares held	4,084	4,084
Group beneficial interest	100.00%	100.00%
Gold Fields La Cima SA [member]
Disclosure of subsidiaries [line items]
Shares held	1,426,050,205	1,426,050,205
Group beneficial interest	99.50%	99.50%
Gold Fields Operations Limited [Member]
Disclosure of subsidiaries [line items]
Shares held	156,279,947	156,279,947
Group beneficial interest	100.00%	100.00%
Gold Fields Operations Limited [Member] | Class A Shares [member]
Disclosure of subsidiaries [line items]
Shares held	90,000,000
Gold Fields Orogen Holdings (BVI) Ltd [Member]
Disclosure of subsidiaries [line items]
Shares held	356	356
Group beneficial interest	100.00%	100.00%
Gruyere Mining Company Pty Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	1	1
Group beneficial interest	100.00%	100.00%
GSM Mining Company Pty Ltd [member]
Disclosure of subsidiaries [line items]
Shares held	1	1
Group beneficial interest	100.00%	100.00%
Kloof Gold Mining Company Ltd [member]
Disclosure of subsidiaries [line items]
Shares held		138,600,000
Group beneficial interest		100.00%
Newshelf 899 (Pty) Ltd [member] | Class A Shares [member]
Disclosure of subsidiaries [line items]
Shares held	90,000,000	90,000,000
Group beneficial interest	100.00%	100.00%
Newshelf 899 (Pty) Ltd [member] | Class B Shares [member]
Disclosure of subsidiaries [line items]
Shares held	10,000,000	10,000,000
St Ives Gold Mining Company Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Shares held	281,051,329	281,051,329
Group beneficial interest	100.00%	100.00%